UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Annual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Short-Term Treasury Bond Index Fund
	(Click Here)	Performance
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	(Click Here)	Performance
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	(Click Here)	Performance
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market recap: Against the backdrop of acute market volatility and investors' shifting attitude toward risk, U.S. taxable investment-grade bonds generated a solid gain for the 12 months ending February 29, 2012, as evidenced by the 8.37% return of the Barclays Capital® U.S. Aggregate Bond Index. Investment-grade corporate bonds fared best, up 10.41%, bolstered by demand for higher-yielding securities amid improved corporate profitability. U.S. Treasury bonds also performed well, rising 9.60%. Treasuries, too, benefited from periods of robust demand, particularly when the global economy weakened, inflation expectations fell, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. Government-agency-backed residential mortgage-backed securities (MBS) rose 6.44%, receiving a boost from slower-than-expected prepayments and the Federal Reserve's program to reinvest payments from its holdings of agency debentures into the MBS sector. Despite struggling to gain traction early on, commercial mortgage-backed securities advanced 6.57%, aided by investors' thirst for higher yields, as well as improving commercial real estate market fundamentals. Asset-backed and agency securities saw gains of 5.57% and 4.95%, respectively.

Comments from Curtis Hollingsworth and Alan Bembenek, who became Co-Portfolio Managers of Spartan® Treasury Bond Index Funds on March 1, 2012: For the year, the Investor and Fidelity Advantage® Classes of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index and Spartan Long-Term Treasury Bond Index funds performed roughly in line with their respective Barclays Capital benchmarks. Treasuries had the wind at their backs throughout most of the period. Monetary policy was supportive and inflation moderated. Disappointing debt policies provided an additional boost, sparking a late-summer global flight to safety. Treasuries continued to advance during the fourth quarter of 2011, when the Fed began Operation Twist and announced plans to keep short-term interest rates anchored near zero through mid-2013. Longer-term bond yields dropped the most from the beginning of the period through the end of 2011 and, as such, produced the biggest gains overall. Treasuries struggled during the final two months in response to a solidifying global economic recovery, which helped reignite investors' appetite for riskier assets. Also weighing on Treasuries were easing fears about a potential deepening of Europe's debt crisis and growing doubts about the prospects of a third round of unconventional monetary stimulus from the Fed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,002.40	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,002.90	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,026.20	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,026.70	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,095.10	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,095.60	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Spartan® Short-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Life of fund A
Spartan® Short-Term Treasury Bond Index Fund - Investor Class	3.07%	4.35%	4.29%
Fidelity Advantage® Class	3.17%	4.46%	4.40%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Short-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. 1-5 Year Treasury Bond Index performed over the same period.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	29.6	19.4
1 - 1.99%	24.0	31.9
2 - 2.99%	22.7	25.9
3 - 3.99%	11.1	10.4
4 - 4.99%	10.5	10.8
5% and over	1.9	1.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2012
6 months ago
Years	2.8	2.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	2.6	2.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Treasury Obligations 99.6%	U.S. Treasury Obligations 98.9%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 1.1%

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 3,116,000	$ 3,964,138
7.5% 11/15/16	2,358,000	3,087,322
9.25% 2/15/16	716,000	958,545
9.875% 11/15/15	647,000	868,396
10.625% 8/15/15	453,000	610,134
11.25% 2/15/15	1,375,000	1,810,596
U.S. Treasury Notes:
0.125% 8/31/13	8,727,000	8,708,595
0.125% 9/30/13	8,822,000	8,801,321
0.125% 12/31/13	8,600,000	8,573,460
0.25% 10/31/13	8,819,000	8,814,864
0.25% 11/30/13	8,638,000	8,632,601
0.25% 1/31/14	8,406,000	8,398,451
0.25% 2/28/14	5,733,000	5,727,175
0.25% 9/15/14	7,953,000	7,925,658
0.25% 12/15/14	7,744,000	7,710,724
0.25% 1/15/15	7,238,000	7,205,769
0.25% 2/15/15	3,905,000	3,885,780
0.375% 6/30/13	8,813,000	8,827,806
0.375% 7/31/13	8,730,000	8,744,666
0.375% 11/15/14	7,740,000	7,734,559
0.5% 5/31/13	8,849,000	8,878,379
0.5% 10/15/13	5,545,000	5,565,145
0.5% 11/15/13	6,232,000	6,254,641
0.5% 8/15/14	7,892,000	7,916,663
0.5% 10/15/14	7,746,000	7,767,782
0.625% 4/30/13	7,509,000	7,544,202
0.625% 7/15/14	7,552,000	7,599,200
0.75% 3/31/13	8,455,000	8,504,208
0.75% 8/15/13	7,964,000	8,020,616
0.75% 9/15/13	7,158,000	7,210,289
0.75% 12/15/13	5,391,000	5,434,592
0.75% 6/15/14	7,754,000	7,825,484
0.875% 11/30/16	8,295,000	8,317,032
0.875% 12/31/16	8,438,000	8,453,821
0.875% 1/31/17	8,524,000	8,532,660
0.875% 2/28/17	8,406,000	8,407,311
1% 7/15/13	6,792,000	6,861,509
1% 1/15/14	3,940,000	3,991,098
1% 5/15/14	6,221,000	6,311,883
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 8/31/16	$ 8,334,000	$ 8,420,599
1% 9/30/16	8,295,000	8,376,009
1% 10/31/16	8,295,000	8,371,472
1.125% 6/15/13	7,046,000	7,125,817
1.25% 2/15/14	4,824,000	4,912,564
1.25% 3/15/14	4,706,000	4,795,339
1.25% 4/15/14	6,051,000	6,168,238
1.25% 8/31/15	7,424,000	7,608,442
1.25% 9/30/15	7,466,000	7,647,984
1.25% 10/31/15	7,396,000	7,573,963
1.375% 3/15/13	8,991,000	9,099,521
1.375% 5/15/13	8,555,000	8,672,631
1.375% 11/30/15	7,002,000	7,202,215
1.5% 12/31/13	6,207,000	6,343,988
1.5% 6/30/16	7,446,000	7,689,737
1.5% 7/31/16	8,076,000	8,338,470
1.75% 4/15/13	8,294,000	8,435,902
1.75% 1/31/14	5,600,000	5,754,218
1.75% 3/31/14	7,070,000	7,279,336
1.75% 7/31/15	6,893,000	7,177,874
1.75% 5/31/16	5,371,000	5,605,981
1.875% 2/28/14	4,807,000	4,955,719
1.875% 4/30/14	7,040,000	7,273,200
1.875% 6/30/15	6,026,000	6,297,170
2% 11/30/13	5,292,000	5,449,315
2% 1/31/16	6,890,000	7,254,956
2% 4/30/16	5,615,000	5,916,368
2.125% 11/30/14	9,440,000	9,878,809
2.125% 5/31/15	8,147,000	8,574,718
2.125% 12/31/15	3,407,000	3,603,168
2.125% 2/29/16	3,774,000	3,993,658
2.25% 5/31/14	6,839,000	7,130,191
2.25% 1/31/15	9,343,000	9,833,508
2.25% 3/31/16	5,189,000	5,521,418
2.375% 8/31/14	8,904,000	9,343,635
2.375% 9/30/14	9,069,000	9,530,957
2.375% 10/31/14	8,557,000	9,002,229
2.375% 2/28/15	9,330,000	9,862,827
2.375% 3/31/16	3,812,000	4,074,967
2.5% 3/31/13	4,132,000	4,234,011
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.5% 3/31/15	$ 9,802,000	$ 10,410,794
2.5% 4/30/15	8,746,000	9,300,829
2.625% 6/30/14	8,491,000	8,939,427
2.625% 7/31/14	7,923,000	8,353,813
2.625% 12/31/14	8,633,000	9,165,147
2.625% 2/29/16	3,019,000	3,254,859
2.625% 4/30/16	3,216,000	3,470,263
2.75% 10/31/13	5,163,000	5,373,754
2.75% 11/30/16	5,690,000	6,199,875
3% 8/31/16	5,416,000	5,950,830
3% 9/30/16	5,738,000	6,311,352
3% 2/28/17	5,244,000	5,787,247
3.125% 4/30/13	4,666,000	4,823,296
3.125% 8/31/13	5,089,000	5,305,878
3.125% 9/30/13	5,854,000	6,117,658
3.125% 10/31/16	6,490,000	7,180,069
3.125% 1/31/17	6,156,000	6,825,465
3.25% 5/31/16	3,768,000	4,167,468
3.25% 6/30/16	4,304,000	4,764,661
3.25% 7/31/16	5,207,000	5,774,074
3.25% 12/31/16	5,611,000	6,251,445
3.375% 6/30/13	4,678,000	4,872,245
3.375% 7/31/13	4,615,000	4,818,166
3.5% 5/31/13	4,325,000	4,500,703
3.625% 5/15/13	3,148,000	3,276,379
4% 2/15/14	5,942,000	6,370,240
4% 2/15/15	6,474,000	7,149,724
4.125% 5/15/15	5,640,000	6,292,125
4.25% 8/15/13	6,376,000	6,745,610
4.25% 11/15/13	6,820,000	7,279,286
4.25% 8/15/14	5,118,000	5,603,012
4.25% 11/15/14	5,507,000	6,074,909
4.25% 8/15/15	6,322,000	7,123,611
4.5% 11/15/15	4,962,000	5,674,900
4.5% 2/15/16	4,643,000	5,342,352
4.625% 11/15/16	4,584,000	5,389,065
4.625% 2/15/17	1,632,000	1,928,947
4.75% 5/15/14	6,033,000	6,617,917
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 8/15/16	$ 4,080,000	$ 4,816,950
5.125% 5/15/16	3,511,000	4,154,773
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $766,527,158)		782,477,317
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $1,009,000)	$ 1,009,004	1,009,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $767,536,158)		783,486,317
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,078,768
NET ASSETS - 100%		$ 785,565,085
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,009,000 due 3/01/12 at 0.14%
Citibank NA	$ 176,846
Credit Suisse Securities (USA) LLC	743,731
Merrill Lynch, Pierce, Fenner & Smith, Inc.	88,423
$ 1,009,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012
Assets
Investment in securities, at value (including repurchase agreements of $1,009,000) - See accompanying schedule: Unaffiliated issuers (cost $767,536,158)		$ 783,486,317
Cash		531
Receivable for investments sold		27,175,214
Receivable for fund shares sold		978,157
Interest receivable		2,915,990
Total assets		814,556,209

Liabilities
Payable for investments purchased	$ 26,265,395
Payable for fund shares redeemed	2,537,387
Distributions payable	101,731
Accrued management fee	34,201
Other affiliated payables	52,410
Total liabilities		28,991,124

Net Assets		$ 785,565,085
Net Assets consist of:
Paid in capital		$ 768,566,235
Undistributed net investment income		251,485
Accumulated undistributed net realized gain (loss) on investments		797,206
Net unrealized appreciation (depreciation) on investments		15,950,159
Net Assets		$ 785,565,085

Investor Class: Net Asset Value, offering price and redemption price per share ($191,448,937 ÷ 18,007,810 shares)		$ 10.63

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($594,116,148 ÷ 55,880,929 shares)		$ 10.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 29, 2012
Investment Income
Interest		$ 9,953,838

Expenses
Management fee	$ 683,518
Transfer agent fees	289,080
Independent trustees' compensation	2,528
Miscellaneous	2,069
Total expenses before reductions	977,195
Expense reductions	(116)	977,079
Net investment income (loss)		8,976,759
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,870,366
Change in net unrealized appreciation (depreciation) on investment securities		8,092,011
Net gain (loss)		11,962,377
Net increase (decrease) in net assets resulting from operations		$ 20,939,136

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,976,759	$ 9,871,749
Net realized gain (loss)	3,870,366	3,976,264
Change in net unrealized appreciation (depreciation)	8,092,011	855,045
Net increase (decrease) in net assets resulting from operations	20,939,136	14,703,058
Distributions to shareholders from net investment income	(8,804,121)	(10,127,773)
Distributions to shareholders from net realized gain	(3,734,326)	(2,766,178)
Total distributions	(12,538,447)	(12,893,951)
Share transactions - net increase (decrease)	97,405,039	139,229,206
Total increase (decrease) in net assets	105,805,728	141,038,313

Net Assets
Beginning of period	679,759,357	538,721,044
End of period (including undistributed net investment income of $251,485 and distributions in excess of net investment income of $121,534, respectively)	$ 785,565,085	$ 679,759,357

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 D	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.45	$ 10.64	$ 10.60	$ 10.02
Income from Investment Operations
Net investment income (loss) B	.127	.147	.167	.285	.433
Net realized and unrealized gain (loss)	.193	.088	.058	.141	.579
Total from investment operations	.320	.235	.225	.426	1.012
Distributions from net investment income	(.125)	(.152)	(.170)	(.301)	(.407)
Distributions from net realized gain	(.055)	(.043)	(.245)	(.085)	(.025)
Total distributions	(.180)	(.195)	(.415)	(.386)	(.432)
Net asset value, end of period	$ 10.63	$ 10.49	$ 10.45	$ 10.64	$ 10.60
Total Return A	3.07%	2.26%	2.17%	4.11%	10.38%
Ratios to Average Net Assets C
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.19%	1.40%	1.59%	2.70%	4.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,449	$ 254,081	$ 204,496	$ 223,533	$ 129,158
Portfolio turnover rate	57%	62%	138%	116%	110%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 D	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.45	$ 10.64	$ 10.60	$ 10.02
Income from Investment Operations
Net investment income (loss) B	.137	.157	.177	.295	.441
Net realized and unrealized gain (loss)	.193	.088	.059	.141	.581
Total from investment operations	.330	.245	.236	.436	1.022
Distributions from net investment income	(.135)	(.162)	(.181)	(.311)	(.417)
Distributions from net realized gain	(.055)	(.043)	(.245)	(.085)	(.025)
Total distributions	(.190)	(.205)	(.426)	(.396)	(.442)
Net asset value, end of period	$ 10.63	$ 10.49	$ 10.45	$ 10.64	$ 10.60
Total Return A	3.17%	2.36%	2.27%	4.22%	10.49%
Ratios to Average Net Assets C
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.29%	1.50%	1.69%	2.80%	4.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 594,116	$ 425,678	$ 334,225	$ 339,169	$ 242,608
Portfolio turnover rate	57%	62%	138%	116%	110%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Life of fund A
Spartan Intermediate Treasury Bond Index Fund - Investor Class	13.15%	7.96%	7.20%
Fidelity Advantage® Class	13.26%	8.06%	7.30%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Intermediate Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 5-10 Year Treasury Bond Index performed over the same period.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	16.8	6.8
2 - 2.99%	36.8	32.3
3 - 3.99%	33.2	46.1
4 - 4.99%	4.7	7.7
7 - 7.99%	0.6	1.5
8 - 8.99%	6.2	4.3
9 - 9.99%	0.8	0.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2012
6 months ago
Years	7.3	7.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	6.6	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Treasury Obligations 99.5%	U.S. Treasury Obligations 99.1%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 0.9%

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.875% 2/15/21	$ 4,687,000	$ 7,098,241
8% 11/15/21	8,224,000	12,749,766
8.125% 8/15/19	7,226,000	10,678,106
8.125% 5/15/21	3,189,000	4,923,765
8.125% 8/15/21	3,617,000	5,616,521
8.5% 2/15/20	2,957,000	4,515,200
8.75% 5/15/17	6,963,000	9,747,657
8.75% 5/15/20	2,375,000	3,695,353
8.75% 8/15/20	4,283,000	6,707,581
8.875% 8/15/17	5,113,000	7,273,243
8.875% 2/15/19	6,380,000	9,609,377
9% 11/15/18	3,177,000	4,767,733
9.125% 5/15/18	3,479,000	5,152,997
U.S. Treasury Notes:
1.25% 1/31/19	25,905,000	25,688,460
1.375% 9/30/18	21,064,000	21,166,034
1.375% 11/30/18	17,064,000	17,107,991
1.375% 12/31/18	18,035,000	18,058,950
1.375% 2/28/19	19,266,000	19,238,912
1.5% 8/31/18	20,458,000	20,745,680
1.75% 10/31/18	14,924,000	15,340,245
1.875% 8/31/17	22,310,000	23,341,838
1.875% 9/30/17	20,270,000	21,191,657
1.875% 10/31/17	22,094,000	23,093,400
2% 11/15/21	52,873,000	53,120,869
2% 2/15/22	21,043,000	21,079,173
2.125% 8/15/21	53,203,000	54,250,461
2.25% 11/30/17	18,522,000	19,749,083
2.25% 7/31/18	14,391,000	15,285,948
2.375% 7/31/17	18,636,000	20,001,665
2.375% 5/31/18	12,089,000	12,947,512
2.375% 6/30/18	15,851,000	16,965,516
2.5% 6/30/17	16,455,000	17,771,400
2.625% 1/31/18	13,060,000	14,199,694
2.625% 4/30/18	10,871,000	11,822,213
2.625% 8/15/20	43,479,000	46,672,011
2.625% 11/15/20	52,226,000	55,947,103
2.75% 5/31/17	16,421,000	17,945,066
2.75% 12/31/17	13,816,000	15,119,885
2.75% 2/28/18	12,783,000	13,996,388
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 2/15/19	$ 25,127,000	$ 27,437,503
2.875% 3/31/18	12,695,000	13,992,277
3.125% 4/30/17	17,305,000	19,234,231
3.125% 5/15/19	31,610,000	35,297,022
3.125% 5/15/21	44,091,000	48,937,571
3.25% 3/31/17	18,186,000	20,310,070
3.375% 11/15/19	31,483,000	35,723,382
3.5% 2/15/18	21,176,000	24,087,700
3.5% 5/15/20	37,546,000	42,981,384
3.625% 8/15/19	24,650,000	28,407,202
3.625% 2/15/20	45,190,000	52,145,012
3.625% 2/15/21	50,244,000	57,969,012
3.75% 11/15/18	24,229,000	28,071,574
3.875% 5/15/18	10,485,000	12,193,730
4% 8/15/18	11,374,000	13,350,233
4.25% 11/15/17	14,192,000	16,709,973
4.5% 5/15/17	10,389,000	12,277,689
4.75% 8/15/17	12,618,000	15,149,486
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,120,887,853)		1,208,657,745
Cash Equivalents - 0.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $10,618,000)	$ 10,618,043	10,618,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,131,505,853)		1,219,275,745
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,333,912)
NET ASSETS - 100%		$ 1,213,941,833
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,618,000 due 3/01/12 at 0.14%
Citibank NA	$ 1,861,005
Credit Suisse Securities (USA) LLC	7,826,492
Merrill Lynch, Pierce, Fenner & Smith, Inc.	930,503
$ 10,618,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012
Assets
Investment in securities, at value (including repurchase agreements of $10,618,000) - See accompanying schedule: Unaffiliated issuers (cost $1,131,505,853)		$ 1,219,275,745
Cash		539
Receivable for investments sold		391,279,876
Receivable for fund shares sold		3,160,147
Interest receivable		5,783,013
Total assets		1,619,499,320

Liabilities
Payable for investments purchased	$ 46,828,488
Payable for fund shares redeemed	358,418,225
Distributions payable	96,995
Accrued management fee	66,996
Other affiliated payables	146,783
Total liabilities		405,557,487

Net Assets		$ 1,213,941,833
Net Assets consist of:
Paid in capital		$ 1,107,906,576
Undistributed net investment income		573,933
Accumulated undistributed net realized gain (loss) on investments		17,691,432
Net unrealized appreciation (depreciation) on investments		87,769,892
Net Assets		$ 1,213,941,833

Investor Class: Net Asset Value, offering price and redemption price per share ($580,364,705 ÷ 50,249,008 shares)		$ 11.55

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($633,577,128 ÷ 54,854,390 shares)		$ 11.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 29, 2012
Investment Income
Interest		$ 50,998,797

Expenses
Management fee	$ 1,826,772
Transfer agent fees	1,534,632
Independent trustees' compensation	6,857
Miscellaneous	5,744
Total expenses before reductions	3,374,005
Expense reductions	(157)	3,373,848
Net investment income (loss)		47,624,949
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		135,879,886
Change in net unrealized appreciation (depreciation) on investment securities		64,197,483
Net gain (loss)		200,077,369
Net increase (decrease) in net assets resulting from operations		$ 247,702,318

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,624,949	$ 49,295,476
Net realized gain (loss)	135,879,886	23,062,076
Change in net unrealized appreciation (depreciation)	64,197,483	6,070,630
Net increase (decrease) in net assets resulting from operations	247,702,318	78,428,182
Distributions to shareholders from net investment income	(47,407,357)	(50,605,811)
Distributions to shareholders from net realized gain	(21,883,240)	(20,081,543)
Total distributions	(69,290,597)	(70,687,354)
Share transactions - net increase (decrease)	(892,844,546)	455,685,352
Total increase (decrease) in net assets	(714,432,825)	463,426,180

Net Assets
Beginning of period	1,928,374,658	1,464,948,478
End of period (including undistributed net investment income of $573,933 and undistributed net investment income of $1,497,741, respectively)	$ 1,213,941,833	$ 1,928,374,658

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 D	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.46	$ 11.02	$ 10.84	$ 9.98
Income from Investment Operations
Net investment income (loss) B	.281	.305	.328	.382	.440
Net realized and unrealized gain (loss)	1.097	.282	(.170)	.319	.850
Total from investment operations	1.378	.587	.158	.701	1.290
Distributions from net investment income	(.276)	(.314)	(.328)	(.376)	(.420)
Distributions from net realized gain	(.162)	(.123)	(.390)	(.145)	(.010)
Total distributions	(.438)	(.437)	(.718)	(.521)	(.430)
Net asset value, end of period	$ 11.55	$ 10.61	$ 10.46	$ 11.02	$ 10.84
Total Return A	13.15%	5.64%	1.48%	6.68%	13.32%
Ratios to Average Net Assets C
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.50%	2.83%	3.08%	3.55%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 580,365	$ 1,589,271	$ 1,238,550	$ 1,100,136	$ 925,538
Portfolio turnover rate	76%	45%	114%	89%	85%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 D	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.46	$ 11.02	$ 10.84	$ 9.98
Income from Investment Operations
Net investment income (loss) B	.292	.316	.341	.395	.453
Net realized and unrealized gain (loss)	1.098	.282	(.173)	.317	.847
Total from investment operations	1.390	.598	.168	.712	1.300
Distributions from net investment income	(.288)	(.325)	(.338)	(.387)	(.430)
Distributions from net realized gain	(.162)	(.123)	(.390)	(.145)	(.010)
Total distributions	(.450)	(.448)	(.728)	(.532)	(.440)
Net asset value, end of period	$ 11.55	$ 10.61	$ 10.46	$ 11.02	$ 10.84
Total Return A	13.26%	5.74%	1.58%	6.79%	13.43%
Ratios to Average Net Assets C
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.59%	2.93%	3.18%	3.65%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 633,577	$ 339,104	$ 226,399	$ 498,614	$ 174,647
Portfolio turnover rate	76%	45%	114%	89%	85%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Life of fund A
Spartan Long-Term Treasury Bond Index Fund - Investor Class	27.97%	9.79%	8.69%
Fidelity Advantage Class	28.10%	9.90%	8.80%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Long-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Long Treasury Bond Index performed over the same period.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	19.7	10.3
4 - 4.99%	49.7	54.1
5 - 5.99%	8.4	8.6
6 - 6.99%	15.3	16.7
7 - 7.99%	5.9	6.6
8 - 8.99%	0.0	2.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2012
6 months ago
Years	24.1	23.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	16.0	15.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Treasury Obligations 99.4%	U.S. Treasury Obligations 97.9%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 2.1%

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
3.125% 11/15/41	$ 20,832,000	$ 20,952,430
3.125% 2/15/42	6,394,000	6,425,970
3.5% 2/15/39	11,351,000	12,326,482
3.75% 8/15/41	20,638,000	23,359,636
3.875% 8/15/40	16,488,000	19,074,555
4.25% 5/15/39	13,103,000	16,114,646
4.25% 11/15/40	18,520,000	22,794,064
4.375% 2/15/38	6,433,000	8,050,295
4.375% 11/15/39	17,915,000	22,469,333
4.375% 5/15/40	18,648,000	23,403,240
4.375% 5/15/41	19,183,000	24,104,631
4.5% 2/15/36	9,475,000	12,024,362
4.5% 5/15/38	8,384,000	10,697,464
4.5% 8/15/39	12,686,000	16,212,315
4.625% 2/15/40	17,276,000	22,526,280
4.75% 2/15/37	5,035,000	6,630,466
4.75% 2/15/41	16,479,000	21,929,940
5% 5/15/37	6,753,000	9,208,350
5.25% 11/15/28	4,256,000	5,744,272
5.25% 2/15/29	4,388,000	5,934,085
5.375% 2/15/31	6,786,000	9,445,264
5.5% 8/15/28	3,506,000	4,847,045
6% 2/15/26	5,024,000	7,130,156
6.125% 11/15/27	7,427,000	10,824,853
6.125% 8/15/29	3,083,000	4,571,028
6.25% 8/15/23	8,320,000	11,801,404
6.25% 5/15/30	5,068,000	7,664,559
6.375% 8/15/27	2,822,000	4,196,845
6.5% 11/15/26	3,245,000	4,839,106
6.625% 2/15/27	2,835,000	4,285,278
6.75% 8/15/26	2,184,000	3,317,631
6.875% 8/15/25	3,490,000	5,299,349
7.125% 2/15/23	3,866,000	5,798,397
7.25% 8/15/22	3,894,000	5,845,260
7.5% 11/15/24	3,166,000	4,992,386
7.625% 11/15/22	2,245,000	3,466,419
7.625% 2/15/25	2,775,000	4,429,594
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $361,760,622)		412,737,390
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $3,786,000)	$ 3,786,015	$ 3,786,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $365,546,622)		416,523,390
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,363,680)
NET ASSETS - 100%		$ 415,159,710
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,786,000 due 3/01/12 at 0.14%
Citibank NA	$ 663,568
Credit Suisse Securities (USA) LLC	2,790,648
Merrill Lynch, Pierce, Fenner & Smith, Inc.	331,784
$ 3,786,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012
Assets
Investment in securities, at value (including repurchase agreements of $3,786,000) - See accompanying schedule: Unaffiliated issuers (cost $365,546,622)		$ 416,523,390
Cash		512
Receivable for investments sold		7,439,716
Receivable for fund shares sold		1,009,807
Interest receivable		2,294,141
Total assets		427,267,566

Liabilities
Payable for investments purchased	$ 11,050,956
Payable for fund shares redeemed	961,691
Distributions payable	42,170
Accrued management fee	18,256
Other affiliated payables	34,783
Total liabilities		12,107,856

Net Assets		$ 415,159,710
Net Assets consist of:
Paid in capital		$ 366,156,169
Undistributed net investment income		17,557
Accumulated undistributed net realized gain (loss) on investments		(1,990,784)
Net unrealized appreciation (depreciation) on investments		50,976,768
Net Assets		$ 415,159,710

Investor Class: Net Asset Value, offering price and redemption price per share ($147,936,199 ÷ 11,717,099 shares)		$ 12.63

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($267,223,511 ÷ 21,164,141 shares)		$ 12.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 29, 2012
Investment Income
Interest		$ 11,143,085

Expenses
Management fee	$ 291,417
Transfer agent fees	200,238
Independent trustees' compensation	1,048
Miscellaneous	808
Total expenses before reductions	493,511
Expense reductions	(74)	493,437
Net investment income (loss)		10,649,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,683,822
Change in net unrealized appreciation (depreciation) on investment securities		50,276,848
Net gain (loss)		52,960,670
Net increase (decrease) in net assets resulting from operations		$ 63,610,318

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,649,648	$ 11,454,141
Net realized gain (loss)	2,683,822	3,119,740
Change in net unrealized appreciation (depreciation)	50,276,848	3,422,464
Net increase (decrease) in net assets resulting from operations	63,610,318	17,996,345
Distributions to shareholders from net investment income	(10,600,943)	(11,338,335)
Distributions to shareholders from net realized gain	(2,548,074)	(2,596,245)
Total distributions	(13,149,017)	(13,934,580)
Share transactions - net increase (decrease)	133,051,111	(50,312,271)
Total increase (decrease) in net assets	183,512,412	(46,250,506)

Net Assets
Beginning of period	231,647,298	277,897,804
End of period (including undistributed net investment income of $17,557 and undistributed net investment income of $799, respectively)	$ 415,159,710	$ 231,647,298

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 D	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.23	$ 10.91	$ 10.48	$ 9.94
Income from Investment Operations
Net investment income (loss) B	.406	.416	.408	.428	.447
Net realized and unrealized gain (loss)	2.427	.155	(.564)	.439	.565
Total from investment operations	2.833	.571	(.156)	.867	1.012
Distributions from net investment income	(.404)	(.411)	(.409)	(.427)	(.452)
Distributions from net realized gain	(.079)	(.110)	(.115)	(.010)	(.020)
Total distributions	(.483)	(.521)	(.524)	(.437)	(.472)
Net asset value, end of period	$ 12.63	$ 10.28	$ 10.23	$ 10.91	$ 10.48
Total Return A	27.97%	5.50%	(1.47)%	8.47%	10.56%
Ratios to Average Net Assets C
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.42%	3.85%	3.89%	3.96%	4.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,936	$ 135,322	$ 175,804	$ 178,354	$ 55,139
Portfolio turnover rate	52%	77%	140%	91%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 D	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.23	$ 10.91	$ 10.48	$ 9.94
Income from Investment Operations
Net investment income (loss) B	.412	.425	.416	.429	.454
Net realized and unrealized gain (loss)	2.433	.157	(.561)	.448	.568
Total from investment operations	2.845	.582	(.145)	.877	1.022
Distributions from net investment income	(.416)	(.422)	(.420)	(.437)	(.462)
Distributions from net realized gain	(.079)	(.110)	(.115)	(.010)	(.020)
Total distributions	(.495)	(.532)	(.535)	(.447)	(.482)
Net asset value, end of period	$ 12.63	$ 10.28	$ 10.23	$ 10.91	$ 10.48
Total Return A	28.10%	5.60%	(1.38)%	8.58%	10.67%
Ratios to Average Net Assets C
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.52%	3.95%	3.99%	4.05%	4.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,224	$ 96,326	$ 102,094	$ 61,111	$ 38,328
Portfolio turnover rate	52%	77%	140%	91%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 29, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Short-Term Treasury Bond Index Fund	$ 767,600,005	$ 16,099,456	$ (213,144)	$ 15,886,312
Spartan Intermediate Treasury Bond Index Fund	1,131,495,739	88,211,509	(431,503)	87,780,006
Spartan Long-Term Treasury Bond Index Fund	367,460,003	50,269,703	(1,206,316)	49,063,387

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 452,324	$ 660,214	$ 15,886,312
Spartan Intermediate Treasury Bond Index Fund	61,594	18,193,657	87,780,006
Spartan Long-Term Treasury Bond Index Fund	-	-	49,063,387

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 29, 2012
	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 9,449,294	$ 3,089,153	$ 12,538,447
Spartan Intermediate Treasury Bond Index Fund	47,407,357	21,883,240	69,290,597
Spartan Long-Term Treasury Bond Index Fund	10,600,943	2,548,074	13,149,017
February 28, 2011
	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 10,669,162	$ 2,224,789	$ 12,893,951
Spartan Intermediate Treasury Bond Index Fund	52,671,963	18,015,391	70,687,354
Spartan Long-Term Treasury Bond Index Fund	11,338,335	2,596,245	13,934,580

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. During the period the Board of Trustees approved an amendment to the management contract, effective February 1, 2012, to reduce the management fee from an annual rate of .10% to .05% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of .20% and .10% of average net assets for each Investor Class and Fidelity Advantage Class, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17% and .12% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, the Investor Class and Fidelity Advantage Class for each fund pay a portion of the transfer agent fees at an annual rate of .15% and .05% of average net assets, respectively.

Prior to February 1, 2012, FIIOC received transfer agent fees at an annual rate of .10% and .06% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class paid transfer agent fees at an annual rate of .10% of average net assets, and Fidelity Advantage Class paid no transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Spartan Short-Term Treasury Bond Index Fund
Investor Class	$ 267,004.10
Fidelity Advantage Class	22,076.00
	$ 289,080
Spartan Intermediate Treasury Bond Index Fund
Investor Class	$ 1,512,718.10
Fidelity Advantage Class	21,914.01
	$ 1,534,632
Spartan Long-Term Treasury Bond Index Fund
Investor Class	$ 191,806.10
Fidelity Advantage Class	8,432.01
	$ 200,238

Annual Report

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 2,069
Spartan Intermediate Treasury Bond Index Fund	5,744
Spartan Long-Term Treasury Bond Index Fund	808

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Intermediate Treasury Bond Index Fund	$ 1,748

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Short-Term Treasury Bond Index Fund	$ 116
Spartan Intermediate Treasury Bond Index Fund	157
Spartan Long-Term Treasury Bond Index Fund	74

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29,	Year ended February 28,
	2012	2011
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 3,019,219	$ 3,516,165
Fidelity Advantage Class	5,784,902	6,611,608
Total	$ 8,804,121	$ 10,127,773
From net realized gain
Investor Class	$ 1,339,006	$ 1,001,265
Fidelity Advantage Class	2,395,320	1,764,913
Total	$ 3,734,326	$ 2,766,178
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 36,882,436	$ 41,654,887
Fidelity Advantage Class	10,524,921	8,950,924
Total	$ 47,407,357	$ 50,605,811
From net realized gain
Investor Class	$ 15,081,140	$ 16,551,989
Fidelity Advantage Class	6,802,100	3,529,554
Total	$ 21,883,240	$ 20,081,543
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 6,223,132	$ 7,096,573
Fidelity Advantage Class	4,377,811	4,241,762
Total	$ 10,600,943	$ 11,338,335
From net realized gain
Investor Class	$ 1,468,211	$ 1,533,357
Fidelity Advantage Class	1,079,863	1,062,888
Total	$ 2,548,074	$ 2,596,245

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 29,	Year ended February 28,	Year ended February 29,	Year ended February 28,
	2012	2011	2012	2011
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	16,335,563	18,650,596	$ 173,605,735	$ 196,312,078
Reinvestment of distributions	388,344	403,990	4,113,559	4,254,516
Shares redeemed	(22,946,624)	(14,392,969)	(243,634,088)	(151,597,977)
Net increase (decrease)	(6,222,717)	4,661,617	$ (65,914,794)	$ 48,968,617
Fidelity Advantage Class
Shares sold	38,225,591	34,930,013	$ 406,580,073	$ 367,621,185
Reinvestment of distributions	640,791	692,762	6,790,243	7,298,226
Shares redeemed	(23,578,941)	(27,011,464)	(250,050,483)	(284,658,822)
Net increase (decrease)	15,287,441	8,611,311	$ 163,319,833	$ 90,260,589
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	68,774,268	89,328,461	$ 1,148,702,114	$ 966,271,926
Reinvestment of distributions	4,542,955	5,349,369	51,021,375	57,527,111
Shares redeemed	(172,856,893)	(63,290,286)	(1,992,016,797)	(683,227,695)
Net increase (decrease)	(99,539,670)	31,387,544	$ (792,293,308)	$ 340,571,342
Fidelity Advantage Class
Shares sold	43,254,466	32,973,008	$ 130,492,468	$ 360,457,086
Reinvestment of distributions	1,392,241	1,052,098	15,815,908	11,337,372
Shares redeemed	(21,751,840)	(23,707,919)	(246,859,614)	(256,680,448)
Net increase (decrease)	22,894,867	10,317,187	$ (100,551,238)	$ 115,114,010
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	23,617,058	19,837,809	$ 291,190,051	$ 217,710,336
Reinvestment of distributions	618,278	775,093	7,423,345	8,337,845
Shares redeemed	(25,683,500)	(24,625,773)	(315,059,199)	(270,353,878)
Net increase (decrease)	(1,448,164)	(4,012,871)	$ (16,445,803)	$ (44,305,697)
Fidelity Advantage Class
Shares sold	23,034,587	9,519,029	$ 286,551,960	$ 103,616,026
Reinvestment of distributions	426,333	461,758	5,108,048	4,952,568
Shares redeemed	(11,667,863)	(10,585,207)	(142,163,094)	(114,575,168)
Net increase (decrease)	11,793,057	(604,420)	$ 149,496,914	$ (6,006,574)

Annual Report

Notes to Financial Statements - continued

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

During the period, Spartan Intermediate Treasury Bond Index Fund delivered securities through in-kind redemptions totaled $906,353,594. Realized gain of $83,438,680 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund (each a fund of Fidelity Salem Street Trust), at February 29, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Salem Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 16, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (58)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Spartan Short-Term Treasury Bond Index Fund	Pay Date	Record Date	Capital Gains
Investor Class	04/16/2012	04/13/2012	$0.016
Fidelity Advantage Class	04/16/2012	04/13/2012	$0.016
Spartan Intermediate Treasury Bond Index Fund	Pay Date	Record Date	Capital Gains
Investor Class	04/16/2012	04/13/2012	$0.180
Fidelity Advantage Class	04/16/2012	04/13/2012	$0.180
Spartan Long-Term Treasury Bond Index Fund	Pay Date	Record Date	Capital Gains
Investor Class	04/16/2012	04/13/2012	$0.000
Fidelity Advantage Class	04/16/2012	04/13/2012	$0.000

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended February 29, 2012 or, if subsequently determined to be different, the net capital gain of such year.

Fund
Spartan Short-Term Treasury Bond Index Fund	$2,706,170
Spartan Intermediate Treasury Bond Index Fund	$42,665,738
Spartan Long-Term Treasury Bond Index Fund	$3,138,346

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Short-Term Treasury Bond Index Fund
Investor Class	99.98%
Fidelity Advantage Class	99.98%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	99.99%
Fidelity Advantage Class	99.99%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	99.99%
Fidelity Advantage Class	99.99%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2012 to February 29, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Annual Report

Fund
Spartan Short-Term Treasury Bond Index Fund	$1,387,281
Spartan Intermediate Treasury Bond Index Fund	$5,304,547
Spartan Long-Term Treasury Bond Index Fund	$2,175,925

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Intermediate Treasury Bond Index Fund/Spartan Long-Term Treasury Bond Index Fund/Spartan Short-Term Treasury Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark").

Annual Report

Spartan Intermediate Treasury Bond Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees and expenses while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Long-Term Treasury Bond Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Fidelity Advantage Class compared favorably to its benchmark. The Board noted that the fund bears fees and expenses while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees and expenses while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Board considered that FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in "fund level" non-management expenses, and that non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Intermediate Treasury Bond Index Fund

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Short-Term Treasury Bond Index Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the contractual arrangements for each fund (i) oblige FMR to pay all "class-level" expenses of Investor Class of each fund to limit the total expenses of Investor Class of each fund to 20 basis points, and (ii) oblige FMR to pay all "class-level" expenses of Fidelity Advantage Class of each fund to limit the total expenses of Fidelity Advantage Class of each fund to 10 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

Annual Report

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

On January 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve amended and restated management contracts (the Amended Contracts) for the funds to decrease management fees paid by the funds to Fidelity Management & Research Company (FMR), the funds' investment adviser, by 5 basis points (bps), effective February 1, 2012. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the funds, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of each fund in connection with its renewal of each fund's current management contract. At its September 2011 meeting, the Board concluded that the nature, extent, and quality of services provided to each fund under the existing management contracts should benefit each fund's shareholders. The Board noted that the approval of the Amended Contracts would not change each fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the funds' shareholders should continue to benefit from the nature, extent and quality of services provided by FMR under the Amended Contracts.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that it received and reviewed information regarding each fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the existing management contracts. Based on its review, the Board concluded at its September 2011 meeting that each fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

Management Fee. In its review of the proposed management fee rate under the Amended Contracts, the Board considered that the proposed fee rate is lower by 5 bps than each fund's current management fee rate. In addition, the Board considered that each fund's proposed management fee rate of 5 bps would continue to rank each fund below the median of its competitor funds based on competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contracts. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses (such as custody, pricing and bookkeeping, legal and audit fees) under the Amended Contracts.

Total Expense Ratio. In connection with its review of each fund's total expenses, the Board considered each fund's management fee as well as each fund's non-management expenses, including the impact of proposed changes to transfer agent fees for the funds. The Board noted that due to the reduction of management fees and the effects of contractual arrangements limiting the total expenses for each class of each fund, which may not be increased without the approval of the Board and the shareholders of the applicable class, total projected expenses paid by shareholders of the funds are not expected to increase as a result of the proposed change in transfer agent fees. In addition, the Board considered that the total expense ratio of each fund is expected to continue to rank below the median of its competitor funds based on competitive mapped group data provided to the Board in connection with the renewal of the existing management contracts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the proposed management fee rate and the projected total expense ratio of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to each fund and the level of FMR's profitability. At its September 2011 meeting the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of each fund was not excessive under the circumstances. Because the Board was approving arrangements under which management fees were being reduced, the Board did not consider additional data regarding the impact of the proposed fee arrangements on FMR's costs of services, revenues, or profitability and did not consider such factors to be significant in its decision to approve the Amended Contracts.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of each fund, whether each fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2011 meeting, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the funds' Amended Contracts, the Board did not consider economies of scale because the proposed fee arrangements lower the funds' management fee and FMR will continue to contractually limit fund expenses. The Board concluded that it did not consider economies of scale to be a significant factor in its decision to approve the Amended Contracts and that it will continue to review economies of scale in connection with future renewals of the Amended Contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the Amended Contracts should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LBX-UANN-0412
1.821047.106

Fidelity®

Select Portfolios®

Money Market Portfolio

Annual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.31%	$ 1,000.00	$ 1,000.40	$ 1.54
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.32	$ 1.56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/29/12	% of fund's investments 8/31/11	% of fund's investments 2/28/11
1 - 7	25.4	28.5	26.5
8 - 30	19.6	19.1	20.3
31 - 60	21.3	19.4	18.2
61 - 90	16.0	22.3	14.9
91 - 180	11.2	9.2	13.9
> 180	6.5	1.5	6.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/29/12	8/31/11	2/28/11
Money Market Portfolio	57 Days	43 Days	53 Days
All Taxable Money Market Funds Average*	45 Days	39 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/29/12	8/31/11	2/28/11
Money Market Portfolio	101 Days	89 Days	102 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
Corporate Bonds 0.8%	Corporate Bonds 0.6%
Commercial Paper 24.1%	Commercial Paper 14.0%
Bank CDs, BAs, TDs, and Notes 46.7%	Bank CDs, BAs, TDs, and Notes 62.2%
Government Securities ** 12.1%	Government Securities ** 11.1%
Repurchase Agreements 17.5%	Repurchase Agreements 16.7%
Other Investments 0.2%	Other Investments 0.1%
Net Other Assets† (1.4)%	Net Other Assets† (4.7)%

Current and Historical Seven-Day Yields
	2/29/12	11/29/11	8/30/11	5/31/11	3/1/11
Money Market Portfolio	0.11%	0.08%	0.04%	0.08%	0.06%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

* Source: iMoneyNet, Inc.

** Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

† Net Other Assets are not included in the pie chart.

Annual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Corporate Bonds - 0.8%
		Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC Taxable, LOC Wells Fargo Bank NA
	3/7/12	0.19% (d)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
	3/7/12	0.19 (d)	10,000,000	10,000,000
TOTAL CORPORATE BONDS				50,000,000
Certificates of Deposit - 39.1%

Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
	4/30/12 to 5/3/12	0.25 to 0.35	18,000,000	18,000,000
London Branch, Eurodollar, Foreign Banks - 10.4%
Australia & New Zealand Banking Group Ltd.
	6/6/12	0.61	11,000,000	11,000,000
Bank of Montreal
	8/6/12	0.38	53,000,000	53,000,000
Commonwealth Bank of Australia
	3/22/12 to 8/8/12	0.32 to 0.40	109,000,000	109,000,105
HSBC Bank PLC
	3/15/12 to 5/29/12	0.25 to 0.55	115,000,000	115,000,000
ING Bank NV
	3/2/12 to 4/2/12	0.28 to 0.33	65,000,000	65,000,000
Mitsubishi UFJ Trust & Banking Corp.
	5/3/12	0.51	13,000,000	13,000,114
National Australia Bank Ltd.
	3/5/12 to 5/2/12	0.40 to 0.52	250,000,000	250,000,000
				616,000,219
New York Branch, Yankee Dollar, Foreign Banks - 28.4%
Bank of Montreal
	10/25/12 to 3/6/13	0.63 to 0.76 (d)	65,000,000	65,016,971
Bank of Montreal Chicago CD Program
	9/26/12 to 10/29/12	0.39 to 0.44 (d)	64,000,000	64,000,000
Bank of Nova Scotia
	6/22/12 to 3/15/13	0.47 to 0.77 (d)	153,060,000	153,091,900
Bank of Tokyo-Mitsubishi UFJ Ltd.
	3/16/12 to 5/18/12	0.40 to 0.49	102,000,000	102,000,000
Canadian Imperial Bank of Commerce New York Branch
	9/24/12 to 3/15/13	0.42 to 0.78 (d)	216,000,000	216,024,166
DnB NOR Bank ASA
	3/2/12	0.50	31,000,000	31,000,000

		Yield (a)	Principal Amount	Value
Mitsubishi UFJ Trust & Banking Corp.
	4/10/12 to 5/11/12	0.48 to 0.55%	$ 61,000,000	$ 61,000,000
Mizuho Corporate Bank Ltd.
	3/2/12 to 5/14/12	0.18 to 0.40	113,000,000	113,000,000
National Bank Canada
	7/6/12 to 2/4/13	0.37 to 0.64 (d)	61,000,000	61,000,000
Nordea Bank Finland PLC
	3/1/12	0.50	20,000,000	20,000,000
Rabobank Nederland New York Branch
	3/12/12 to 6/8/12	0.31 to 0.55 (d)	307,000,000	307,000,000
Royal Bank of Canada
	3/1/13	0.94 (d)	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.
	3/2/12 to 5/18/12	0.40 to 0.55 (d)	189,000,000	189,000,000
Sumitomo Trust & Banking Co. Ltd.
	3/26/12 to 5/21/12	0.40 to 0.50	62,000,000	62,000,000
Svenska Handelsbanken
	3/1/12 to 4/3/12	0.49 to 0.52	57,000,000	57,000,137
Toronto-Dominion Bank
	10/19/12 to 2/4/13	0.46 to 0.58 (d)	105,000,000	105,000,000
				1,681,133,174
TOTAL CERTIFICATES OF DEPOSIT				2,315,133,393
Commercial Paper - 24.1%

Amsterdam Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
	3/13/12 to 4/4/12	0.25 to 0.27 (b)	43,000,000	42,992,517
ASB Finance Ltd.
	3/30/12	0.38 (d)	18,000,000	17,999,855
ASB Finance Ltd. (London)
	4/11/12 to 4/13/12	0.58	10,000,000	9,993,233
Australia & New Zealand Banking Group Ltd.
	4/26/12	0.50	30,905,000	30,880,963
Bank of Nova Scotia
	7/5/12	0.46	20,000,000	19,967,800
Barclays Bank PLC
	3/2/12 to 4/5/12	0.74 to 0.77 (b)	38,000,000	38,000,000
	4/2/12	0.74	25,000,000	25,000,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	3/1/12 to 3/19/12	0.28	17,000,000	16,998,693
Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Barclays U.S. Funding Corp.
	4/16/12	0.31%	$ 40,000,000	$ 39,984,156
BNP Paribas Finance, Inc.
	3/2/12	0.30	60,000,000	59,999,500
Caisse d'Amort de la Dette Sociale
	5/25/12	0.54 (b)(d)	23,000,000	22,999,422
Citigroup Funding, Inc.
	3/9/12 to 4/5/12	0.48 to 0.50	160,000,000	159,956,761
Comcast Corp.
	3/6/12	0.36	6,500,000	6,499,675
Commonwealth Bank of Australia
	4/10/12 to 6/15/12	0.50 to 0.62	75,000,000	74,891,121
Devon Energy Corp.
	3/7/12 to 4/2/12	0.42 to 0.47	24,000,000	23,993,155
DnB NOR Bank ASA
	6/29/12	0.40	10,000,000	9,986,667
Dominion Resources, Inc.
	3/19/12	0.42	3,000,000	2,999,370
Duke Energy Corp.
	3/16/12	0.40	3,000,000	2,999,500
Ecolab, Inc.
	3/1/12 to 3/30/12	0.35 to 0.53 (d)	22,000,000	22,000,000
Govco, Inc. (Liquidity Facility Citibank NA)
	3/23/12 to 4/5/12	0.25 to 0.27	62,000,000	61,987,032
JPMorgan Chase & Co.
	5/23/12 to 8/8/12	0.20 to 0.30	85,000,000	84,910,222
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
	4/13/12 to 4/18/12	0.24	50,000,000	49,984,767
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
	3/26/12 to 5/2/12	0.25 to 0.26	66,469,000	66,451,300
Mitsubishi UFJ Trust & Banking Corp.
	5/2/12 to 5/3/12	0.40 to 0.46	49,000,000	48,961,019
Nationwide Building Society
	3/23/12 to 4/9/12	0.44 to 0.49	24,000,000	23,991,614
PNC Bank NA
	4/23/12	0.20	26,000,000	25,992,344
Royal Bank of Scotland PLC
	3/6/12 to 3/7/12	0.30	33,000,000	32,998,492
Sempra Global
	3/2/12 to 3/9/12	0.45	4,000,000	3,999,775

		Yield (a)	Principal Amount	Value
Skandinaviska Enskilda Banken AB
	3/1/12 to 5/8/12	0.47 to 0.54%	$ 35,130,000	$ 35,119,401
Swedbank AB
	3/14/12 to 5/4/12	0.40 to 0.50	35,000,000	34,979,754
Toronto Dominion Holdings (USA)
	7/31/12	0.28	50,000,000	49,940,889
Toyota Motor Credit Corp.
	4/17/12 to 7/2/12	0.31 to 0.32	65,000,000	64,940,196
UBS Finance, Inc.
	3/19/12 to 5/4/12	0.42 to 0.54	106,000,000	105,939,354
Viacom, Inc.
	3/14/12 to 3/19/12	0.40 to 0.41	3,000,000	2,999,506
Virginia Electric & Power Co.
	3/19/12	0.42	2,000,000	1,999,580
Westpac Banking Corp.
	5/9/12	0.50	50,000,000	49,952,083
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
	3/14/12 to 4/4/12	0.27 to 0.28 (b)	28,000,000	27,994,933
Xerox Corp.
	3/2/12 to 3/30/12	0.60 to 0.63	25,000,000	24,990,314
TOTAL COMMERCIAL PAPER				1,426,274,963
U.S. Government and Government Agency Obligations - 1.3%

Other Government Related - 1.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	4/17/12	0.19 (c)	9,000,000	8,998,005
	4/23/12	0.19 (c)	8,000,000	7,997,973
	4/24/12	0.19 (c)	14,000,000	13,996,379
	4/26/12	0.19 (c)	15,000,000	14,995,804
	4/27/12	0.19 (c)	17,000,000	16,995,155
	5/1/12	0.19 (c)	15,000,000	14,995,567
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				77,978,883
U.S. Treasury Obligations - 10.8%

U.S. Treasury Bills - 1.4%
	8/30/12	0.15	80,000,000	79,941,355
U.S. Treasury Notes - 9.4%
	6/30/12 to 2/15/13	0.10 to 0.19	554,000,000	557,731,111
TOTAL U.S. TREASURY OBLIGATIONS				637,672,466
Medium-Term Notes - 6.9%
		Yield (a)	Principal Amount	Value
Metropolitan Life Insurance Co.
	5/29/12	0.91% (d)(f)	$ 5,000,000	$ 5,000,000
Royal Bank of Canada
	3/1/13 to 3/15/13	0.63 to 0.71 (b)(d)	151,450,000	151,450,000
	3/6/13	0.58 (d)	70,000,000	69,982,369
Westpac Banking Corp.
	4/2/12 to 6/14/12	0.36 to 0.68 (b)(d)	186,000,000	186,000,000
TOTAL MEDIUM-TERM NOTES				412,432,369
Asset-Backed Securities - 0.2%

Honda Auto Receivables Owner Trust
	10/22/12	0.40	7,591,029	7,591,029
Huntington Auto Trust 2011-1
	9/17/12	0.36 (b)	2,278,906	2,278,906
TOTAL ASSET-BACKED SECURITIES				9,869,935
Municipal Securities - 0.7%

Charleston County School District Bonds Series 2011 B
3/1/12	0.24	12,700,000		12,700,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, LOC Bank of America NA, VRDN
3/7/12	0.24 (d)	15,000,000		15,000,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, tender, CP mode
3/13/12	0.45 (e)	16,500,000		16,500,000
TOTAL MUNICIPAL SECURITIES			44,200,000
Repurchase Agreements - 17.5%
	Maturity Amount
In a joint trading account at 0.19% dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) #	$ 148,331,783	148,331,000
With:
Barclays Capital, Inc. at:
0.33%, dated 2/28/12 due 3/6/12 (Collateralized by Equity Securities valued at $7,444,772)	7,000,449	7,000,000
0.34%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $6,120,059, 5.5%, 3/1/35 - 1/1/40)	6,000,397	6,000,000
0.47%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Treasury Obligations valued at $79,021,255, 1.75% - 6.25%, 1/1/13 - 6/1/36)	77,001,005	77,000,000

	Maturity Amount	Value
BNP Paribas Securities Corp. at 0.23%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $17,850,115, 4.13%, 2/9/16)	$ 17,000,109	$ 17,000,000
Credit Suisse Securities (USA) LLC at:
0.18%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $9,186,267, 0% - 4.5%, 3/8/12 - 1/1/41)	9,000,315	9,000,000
0.23%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $10,300,086, 4.5% - 5%, 3/20/35 - 2/20/41)	10,000,447	10,000,000
0.88%, dated 1/19/12 due 4/3/12 (Collateralized by Corporate Obligations valued at $5,410,778, 0.5% - 0.65%, 2/25/37 - 10/20/40)	5,009,167	5,000,000
0.94%, dated:
2/17/12 due 5/17/12 (Collateralized by Corporate Obligations valued at $10,807,093, 0.35% - 4.81%, 12/25/36 - 5/10/43)	10,023,500	10,000,000
2/21/12 due 5/22/12 (Collateralized by Corporate Obligations valued at $10,803,199, 0.64% - 6.02%, 11/25/36 - 5/10/43)	10,023,761	10,000,000
2/24/12 due 5/25/12 (Collateralized by Corporate Obligations valued at $5,400,720, 0.5% - 7.05%, 2/15/27 - 2/25/37)	5,011,881	5,000,000
0.95%, dated 2/10/12 due 5/10/12 (Collateralized by Corporate Obligations valued at $5,405,496, 0.4% - 7.05%, 2/15/27 - 8/25/40)	5,011,875	5,000,000
0.97%, dated:
2/1/12 due 5/1/12 (Collateralized by Corporate Obligations valued at $12,603,354, 1.75% - 4.25%, 10/15/13 - 4/15/15)	12,029,100	12,000,000
2/3/12 due 5/3/12 (Collateralized by Mortgage Loan Obligations valued at $5,403,915, 0.38% - 4.6%, 3/25/37 - 9/25/46)	5,012,125	5,000,000
0.98%, dated 1/12/12 due 4/12/12 (Collateralized by Corporate Obligations valued at $19,468,049, 0.39% - 4.16%, 2/25/35 - 9/25/44)	18,044,590	18,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Credit Suisse Securities (USA) LLC at:
1%, dated:
1/19/12 due 4/18/12 (Collateralized by Mortgage Loan Obligations valued at $16,218,462, 0.38% - 5.59%, 3/25/37 - 4/15/47)	$ 15,037,500	$ 15,000,000
1/23/12 due 4/24/12 (Collateralized by Corporate Obligations valued at $21,622,550, 0.53% - 8.85%, 5/15/24 - 9/25/44)	20,051,111	20,000,000
Deutsche Bank Securities, Inc. at 0.16%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $37,784,605, 4% - 6.5%, 11/1/25 - 2/1/42)	37,005,098	37,000,000
Goldman Sachs & Co. at:
0.22%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Treasury Obligations valued at $48,410,306, 1.63%, 1/15/18)	47,002,011	47,000,000
0.27%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Treasury Obligations valued at $15,450,222, 2%, 4/15/12)	15,000,788	15,000,000
ING Financial Markets LLC at:
0.17%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $18,539,732, 3% - 5.5%, 4/1/26 - 11/15/40)	18,002,805	18,000,000
0.35%, dated:
2/14/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $3,153,845, 3.63% - 7.6%, 8/1/12 - 6/1/67)	3,000,875	3,000,000
2/21/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $2,100,996, 5.38% - 6%, 12/15/14 - 6/15/16)	2,000,583	2,000,000
J.P. Morgan Clearing Corp. at:
0.74%, dated 1/23/12 due 4/23/12 (Collateralized by Equity Securities valued at $29,370,758)	27,050,505	27,000,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Equity Securities valued at $15,258,299)	14,053,083	14,000,000
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $29,380,754, 2% - 3.25%, 8/1/13 - 12/1/20)	27,143,325	27,000,000

	Maturity Amount	Value
J.P. Morgan Securities, Inc. at:
0.26%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations valued at $103,000,585, 5.61% - 7.01%, 4/25/23 - 10/25/41)	$ 100,000,722	$ 100,000,000
0.5%, dated 2/17/12 due 3/7/12 (Collateralized by Mortgage Loan Obligations valued at $15,122,681, 1.56% - 5.71%, 3/6/20 - 6/15/39)	14,006,028	14,000,000
0.59%, dated 2/29/12 due 3/1/12 (Collateralized by Mortgage Loan Obligations valued at $19,441,206, 0.61% - 7.84%, 7/15/27 - 6/15/39)	18,000,295	18,000,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $10,839,475, 1.56%, 3/6/20)	10,037,500	10,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.62%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $21,600,372, 0.84% - 3.57%, 11/1/21 - 4/6/42)	20,000,344	20,000,000
Mizuho Securities USA, Inc. at:
0.29%, dated 2/29/12 due 3/1/12 (Collateralized by Equity Securities valued at $103,680,840)	96,000,773	96,000,000
0.43%, dated 2/21/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $10,505,685, 0% - 4.5%, 4/15/12 - 7/31/32)	10,003,583	10,000,000
0.55%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $26,250,649, 1.63%, 7/15/17)	25,000,382	25,000,000
RBC Capital Markets Corp. at:
0.16%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $9,192,494, 4.71%, 2/1/40)	9,001,240	9,000,000
0.2%, dated 9/14/11 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $28,712,134, 3.97% - 5.5%, 11/1/16 - 4/1/41)	28,028,311	28,000,000
RBS Securities, Inc. at:
0.57%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $59,740,032, 0% - 5%, 10/25/13 - 3/16/52)	58,006,428	58,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
RBS Securities, Inc. at:
0.8%, dated 2/17/12 due 3/19/12 (Collateralized by U.S. Government Obligations valued at $28,849,370, 0% - 1.57%, 9/20/29 - 6/16/53)	$ 28,019,289	$ 28,000,000
Royal Bank of Scotland PLC at 0.57%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Treasury Obligations valued at $20,600,081, 1.88%, 7/15/13)	20,002,217	20,000,000
UBS Securities LLC at:
0.59%, dated 2/21/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $6,301,000, 0.38% - 2.8%, 1/8/13 - 2/1/13)	6,008,850	6,000,000
0.66%, dated 1/24/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $6,484,396, 10.75% - 11.25%, 6/15/16 - 7/15/17)	6,009,900	6,000,000
0.71%, dated 1/9/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $7,567,984, 3.13%, 3/30/23)	7,012,563	7,000,000
0.73%, dated:
1/5/12 due 3/5/12 (Collateralized by Corporate Obligations valued at $5,406,132, 11.25%, 6/15/16)	5,006,083	5,000,000
1/13/12 due 3/13/12 (Collateralized by U.S. Government Obligations valued at $7,153,800, 0.59% - 5.65%, 9/8/16 - 1/25/45)	7,008,517	7,000,000
TOTAL REPURCHASE AGREEMENTS		1,036,331,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $6,009,893,009)		6,009,893,009
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(83,318,021)
NET ASSETS - 100%		$ 5,926,574,988
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $471,715,778 or 8.0% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $77,978,883, or 1.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.91%, 5/29/12	3/26/02	$ 5,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$148,331,000 due 3/01/12 at 0.19%
Barclays Capital, Inc.	$ 23,566,327
Credit Agricole CIB New York Branch	7,366,160
Mizuho Securities USA, Inc.	97,631,926
RBC Capital Markets Corp.	16,833,091
RBS Securities, Inc.	2,933,496
$ 148,331,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including repurchase agreements of $1,036,331,000) - See accompanying schedule: Unaffiliated issuers (cost $6,009,893,009)		$ 6,009,893,009
Cash		17,982
Receivable for fund shares sold		14,647,865
Interest receivable		3,465,465
Prepaid expenses		10,302
Total assets		6,028,034,623

Liabilities
Payable for investments purchased	$ 79,941,355
Payable for fund shares redeemed	19,944,438
Distributions payable	34,275
Accrued management fee	863,527
Other affiliated payables	625,251
Other payables and accrued expenses	50,789
Total liabilities		101,459,635

Net Assets		$ 5,926,574,988
Net Assets consist of:
Paid in capital		$ 5,926,302,619
Accumulated undistributed net realized gain (loss) on investments		272,369
Net Assets, for 5,924,999,365 shares outstanding		$ 5,926,574,988
Net Asset Value, offering price and redemption price per share ($5,926,574,988 ÷ 5,924,999,365 shares)		$ 1.00

Statement of Operations

	Year ended February 29, 2012

Investment Income
Interest		$ 24,279,804

Expenses
Management fee	$ 11,289,273
Transfer agent fees	7,672,044
Accounting fees and expenses	547,728
Custodian fees and expenses	104,365
Independent trustees' compensation	23,829
Registration fees	120,176
Audit	45,973
Legal	21,816
Miscellaneous	51,441
Total expenses before reductions	19,876,645
Expense reductions	(34)	19,876,611
Net investment income (loss)		4,403,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		287,909
Net increase in net assets resulting from operations		$ 4,691,102

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,403,193	$ 8,682,092
Net realized gain (loss)	287,909	(74,167)
Net increase in net assets resulting from operations	4,691,102	8,607,925
Distributions to shareholders from net investment income	(4,403,118)	(8,682,318)
Distributions to shareholders from net realized gain	-	(444,430)
Total distributions	(4,403,118)	(9,126,748)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,005,823,692	6,298,435,738
Reinvestment of distributions	4,075,819	8,306,129
Cost of shares redeemed	(5,538,704,949)	(6,610,580,242)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,528,805,438)	(303,838,375)
Total increase (decrease) in net assets	(1,528,517,454)	(304,357,198)

Net Assets
Beginning of period	7,455,092,442	7,759,449,640
End of period	$ 5,926,574,988	$ 7,455,092,442

Financial Highlights

Years ended February 28,	2012 C	2011	2010	2009	2008 C
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.005	.025	.049
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.001	.005	.025	.049
Distributions from net investment income	(.001)	(.001)	(.005)	(.025)	(.049)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.001)	(.001)	(.005)	(.025)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.07%	.12%	.47%	2.49%	5.01%
Ratios to Average Net Assets B
Expenses before reductions	.30%	.31%	.33%	.33%	.36%
Expenses net of fee waivers, if any	.30%	.31%	.33%	.33%	.36%
Expenses net of all reductions	.30%	.31%	.33%	.33%	.36%
Net investment income (loss)	.07%	.12%	.47%	2.44%	4.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,926,575	$ 7,455,092	$ 7,759,450	$ 7,952,813	$ 7,178,195

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C For the year ended February 29.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 29, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 6,009,893,009

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 272,996

The tax character of distributions paid was as follows:

	February 29, 2012	February 28, 2011
Ordinary Income	$ 4,403,118	$ 9,126,748

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $3,746,605 or an annual rate of .06% of the Fund's average net assets. For the period, the Fund's total annual management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $34.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (a fund of Fidelity Salem Street Trust) at February 29, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 11, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 3.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,039,415 of distributions paid during the period January 1, 2012 to February 29, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Select Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Select Money Market Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked equal to its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELMM-UANNPRO-0412
1.910425.102

Item 2. Code of Ethics

As of the end of the period, February 29, 2012, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Money Market Portfolio, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund (the "Funds"):

Services Billed by PwC

February 29, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$38,000	$-	$2,000	$4,300
Spartan Intermediate Treasury Bond Index Fund	$69,000	$-	$3,300	$2,400
Spartan Long-Term Treasury Bond Index Fund	$67,000	$-	$3,300	$1,700
Spartan Short-Term Treasury Bond Index Fund	$67,000	$-	$3,300	$1,800

February 28, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$44,000	$-	$2,000	$5,800
Spartan Intermediate Treasury Bond Index Fund	$65,000	$-	$3,300	$2,700
Spartan Long-Term Treasury Bond Index Fund	$63,000	$-	$3,300	$2,000
Spartan Short-Term Treasury Bond Index Fund	$63,000	$-	$3,300	$2,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 29, 2012A	February 28, 2011A
Audit-Related Fees	$3,795,000	$2,550,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 29, 2012 A	February 28, 2011 A
PwC	$5,140,000	$4,975,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 25, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2012